Income Taxes	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 13—INCOME TAXES

APX Group files a consolidated federal income tax return with its wholly-owned subsidiaries.

Income tax provision consisted of the following (in thousands):

	Year ended December 31,
	2015	2014	2013
Current income tax:
Federal	$—	$—	$(579)
State	392	779	(1,351)
Foreign	(1)	—	(145)

Total	391	779	(2,075)
Deferred income tax:
Federal	—	(925)	8,614
State	—	(181)	(1,938)
Foreign	(40)	841	(1,009)

Total	(40)	(265)	5,667

Provision for income taxes	$351	$514	$3,592

The following reconciles the tax expense computed at the statutory federal rate and the Company’s tax expense (in thousands):

	Year ended December 31,
	2015	2014	2013
Computed expected tax expense	$(94,737)	$(81,107)	$(41,113)
State income taxes, net of federal tax effect	259	395	(2,171)
Foreign income taxes	202	1,645	136
Permanent differences	1,980	2,261	1,215
Change in valuation allowance	92,647	77,320	45,525

Provision for income taxes	$351	$514	$3,592

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities were as follows (in thousands):

	December 31,
	2015	2014
Gross deferred tax assets:
Net operating loss carryforwards	$642,391	$544,793
Deferred subscriber income	13,722	7,433
Accrued expenses and allowances	15,415	9,474
Purchased intangibles	10,576	4,579
Inventory reserves	9,333	4,156
Property and Equipment	3,257	—
Alternative minimum tax credit and research and development credit	41	41
Valuation allowance	(234,771)	(139,585)

	459,964	430,891
Gross deferred tax liabilities:
Deferred subscriber acquisition costs	(466,783)	(437,595)
Property and equipment	—	(1,715)
Prepaid expenses	(705)	(644)

	(467,488)	(439,954)

Net deferred tax liabilities	$(7,524)	$(9,063)

The long-term portion of the net deferred tax liability was approximately $7.5 million and $9.0 million at December 31, 2015 and 2014, respectively. The current portion of the net deferred tax liability was approximately $0 and $36,000 at December 31, 2015 and 2014, respectively, and is included in accrued expenses and other liabilities on the Company’s Consolidated Balance Sheet as of December 31, 2014.

The Company had net operating loss carryforwards as follows (in thousands):

	December 31,
	2015	2014
Net operating loss carryforwards:
United States	$1,695,386	$1,355,632
State	1,338,742	1,301,462
Canada	28,629	30,688
New Zealand	5,518	4,203

U.S. and state net operating loss carryforwards will begin to expire in 2026, if not used. Included in both the U.S. and state net operating loss carryforwards are approximately $11.5 million and $11.5 million at December 31, 2015 and 2014, respectively of net operating loss carryforwards for which a benefit will be recorded in Additional Paid in Capital when realized. The Company had U.S. research and development credits of approximately $41,000 at December 31, 2015, and December 31, 2014, which begin to expire in 2030.

Canadian net operating loss carryforwards will begin to expire in 2029.

Realization of the Company’s net operating loss carryforwards and tax credits is dependent on generating sufficient taxable income prior to their expiration. Although a portion of these carryforwards are subject to the provisions of Internal Revenue Code Section 382, we have not performed a formal study to determine the amount of the limitation. The use of the net operating loss carryforwards may have additional limitations resulting from future ownership changes or other factors under Section 382 of the Internal Revenue Code.

The Company has considered and weighed the available evidence, both positive and negative, to determine whether it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. Based on available information, management does not believe it is more likely than not that its deferred tax assets will be utilized. Accordingly, the Company has established a valuation allowance to the extent of and equal to the net deferred tax assets. The Company recorded a valuation allowance for U.S. deferred tax assets of approximately $234.8 million and $139.4 million at December 31, 2015 and 2014, respectively. In addition to the change in valuation allowance from operations, the valuation allowance changes include impact of acquisition and disposition related items.

As of December 31, 2015, the Company’s income tax returns for the tax years 2012 through 2015, remain subject to examination by the Internal Revenue Service and state authorities. The Company’s income tax returns for the years ended December 31, 2012 and December 31, 2013 are currently under examination by the Internal Revenue Service.